UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2015

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Canada — 2.7%
Canadian Natural Resources	64,410	$2,502
Canadian Pacific Railway	27,676	5,742
Valeant Pharmaceuticals International*	21,525	2,824

		11,068

China — 1.1%
Alibaba Group Holding ADR*	11,350	1,008
Baidu ADR*	13,627	2,974
Vipshop Holdings ADR*	3,520	666

		4,648

Hong Kong — 1.3%
China Mobile ADR	87,349	5,132

Ireland — 2.7%
Accenture, Cl A	23,300	1,895
Actavis*	2,428	586
Eaton	14,949	947
Ingersoll-Rand	15,889	895
Pentair	8,074	529
Perrigo	4,563	685
Seagate Technology	23,010	1,318
Shire ADR	15,951	4,132

		10,987

Israel — 0.7%
Check Point Software Technologies*	27,937	1,934
Teva Pharmaceutical Industries ADR	16,737	900

		2,834

Japan — 1.8%
Toyota Motor ADR	62,164	7,306

Netherlands — 0.0%
Chicago Bridge & Iron	509	30
QIAGEN*	1,417	32

		62

United Kingdom — 2.1%
BP ADR	87,147	3,830
Liberty Global, Cl A*	84,598	3,599
Rio Tinto ADR	27,550	1,355

		8,784

United States — 83.8%
Consumer Discretionary — 13.9%
Amazon.com*	3,117	1,005
BorgWarner	8,212	432
CBS, Cl B	38,089	2,038
Charter Communications, Cl A*	19,822	3,000
Chipotle Mexican Grill, Cl A*	2,130	1,420
Comcast, Cl A	55,250	2,971
Delphi Automotive	26,453	1,622
Dillard’s, Cl A	2,420	264
DIRECTV *	30,332	2,624
Ford Motor	102,320	1,513
General Motors	132,411	4,229
Genuine Parts	256	23
Harley-Davidson	23,818	1,386
Hilton Worldwide Holdings*	3,198	79
Home Depot	31,994	2,935
Hyatt Hotels, Cl A*	47	3
Jarden*	2,799	168
Johnson Controls	606	27
Kohl’s	11,502	702

Description	Shares	Market Value ($ Thousands)
Lennar, Cl A	1,057	$41
LKQ*	12,981	345
Macy’s	19	1
Marriott International, Cl A	26,428	1,847
Mattel	2,653	81
McDonald’s	12,028	1,140
Michael Kors Holdings*	492	35
Mohawk Industries*	5,580	753
Netflix*	3,699	1,669
NIKE, Cl B	15,831	1,412
Norwegian Cruise Line Holdings*	5,414	195
Polaris Industries	76	12
priceline.com*	1,957	2,267
PVH	5,957	722
Starbucks	22,630	1,708
Starwood Hotels & Resorts Worldwide	2,985	248
Target	19,183	1,202
Tesla Motors*	2,524	613
Tiffany	4,688	452
Time Warner	13,534	1,018
Time Warner Cable	29,543	4,239
Tribune*	21,873	1,448
Tribune Publishing*	0	0
TripAdvisor*	16,379	1,498
Twenty-First Century Fox, Cl A	44,214	1,516
Viacom, Cl B	7,651	589
Walt Disney	44,114	3,928
Wyndham Worldwide	22,932	1,864

		57,284

Consumer Staples — 2.8%
Bunge	16,335	1,376
Campbell Soup	2,864	122
Clorox	19,307	1,854
Coca-Cola	5,087	217
Coca-Cola Enterprises	38,067	1,689
ConAgra Foods	4,128	136
Costco Wholesale	18,274	2,290
Dr. Pepper Snapple Group	2,621	169
General Mills	3,656	185
Hershey	1,759	168
Kellogg	2,537	156
Kimberly-Clark	1,854	200
Kroger	5,511	287
McCormick	1,682	113
Mead Johnson Nutrition, Cl A	8,044	774
Mondelez International, Cl A	20,488	702
PepsiCo	4,205	391
Procter & Gamble	5,469	458
Safeway	4,969	170

		11,457

Energy — 7.7%
Apache	36,363	3,413
Cabot Oil & Gas	43,629	1,426
Cameron International*	235	15
Chevron	22,633	2,701
ConocoPhillips	15,504	1,186
Denbury Resources	30,865	464
Devon Energy	10,413	710
EOG Resources	2,434	241
Exxon Mobil	5,701	536
Gulfport Energy*	3,503	187
Halliburton	26,951	1,739
Hess	35,245	3,324

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

September 30, 2014

Description	Shares	Market Value ($ Thousands)
Laredo Petroleum*	17,786	$399
Marathon Oil	16,889	635
MarkWest Energy Partners	18,326	1,408
Noble Energy	51,584	3,526
Occidental Petroleum	26,726	2,570
Phillips 66	40,052	3,257
Range Resources	4,906	333
Schlumberger	16,927	1,721
Spectra Energy	33,732	1,324
Ultra Petroleum*	1,421	33

		31,148

Financials — 17.1%
ACE	32,108	3,367
Allstate	27,883	1,711
American Express	19,305	1,690
American International Group	53,194	2,873
American Tower, Cl A‡	4,789	448
Bank of America	455,074	7,759
Bank of New York Mellon	1,615	63
Berkshire Hathaway, Cl B*	31,516	4,354
BlackRock, Cl A	5,687	1,867
Blackstone Group	72,764	2,291
Boston Properties‡	97	11
CBRE Group, Cl A*	10,328	307
Chubb	1,345	122
Citigroup	212,922	11,034
Crown Castle International‡	10,836	873
Digital Realty Trust‡	5,077	317
Discover Financial Services	435	28
Equity Residential‡	2,092	129
Goldman Sachs Group	4,930	905
Hartford Financial Services Group	50,395	1,877
Hatteras Financial‡	39,029	701
HCP‡	2,081	83
JPMorgan Chase	93,982	5,661
KKR, LP	60,991	1,360
Lincoln National	7,402	397
Loews	544	23
M&T Bank	14,878	1,834
Marsh & McLennan	28,122	1,472
MetLife	108,103	5,807
Morgan Stanley	5,222	180
Northern Trust	22,690	1,544
PartnerRe	316	35
PNC Financial Services Group	684	58
ProLogis‡	29,432	1,110
Prudential Financial	632	56
Reinsurance Group of America, Cl A	5,736	460
Santander Consumer USA Holdings	47,938	854
Simon Property Group‡	1,047	172
Starwood Property Trust‡	8,389	184
State Street	25,853	1,903
Two Harbors Investment‡	59,475	575
Vornado Realty Trust‡	1,113	111
Washington Prime Group‡	1	0
Wells Fargo	40,998	2,127
Weyerhaeuser‡	34,377	1,095
White Mountains Insurance Group	41	26

		69,854

Health Care — 11.5%
Abbott Laboratories	6,819	284
AbbVie	76,624	4,426
Agilent Technologies	16,024	913

Description	Shares	Market Value ($ Thousands)
Alexion Pharmaceuticals*	12,634	$2,095
Allergan	6,226	1,109
AmerisourceBergen, Cl A	19,638	1,518
Amgen	12,450	1,749
Biogen Idec*	10,962	3,626
Bristol-Myers Squibb	58,196	2,978
Cardinal Health	16,252	1,218
Celgene*	1,040	99
Eli Lilly	6,914	448
Express Scripts Holding*	8,508	601
Gilead Sciences*	16,931	1,802
Henry Schein*	15,210	1,772
Humana	11,977	1,560
Laboratory Corp of America Holdings*	5,585	568
Medtronic	11,273	698
Merck	72,423	4,293
Mettler-Toledo International*	5,222	1,337
Mylan*	480	22
NPS Pharmaceuticals*	14,000	364
Patterson	23,543	975
Pfizer	46,090	1,363
Regeneron Pharmaceuticals*	6,887	2,483
Thermo Fisher Scientific	1,016	124
United Therapeutics*	14,515	1,867
Vertex Pharmaceuticals*	9,979	1,121
Waters*	18,591	1,843
WellPoint	24,878	2,976
Zoetis, Cl A	32,491	1,201

		47,433

Industrials — 8.4%
3M	14,379	2,037
ADT	195	7
AECOM Technology*	14,034	473
Allison Transmission Holdings	18,101	516
American Airlines Group	40,520	1,438
CSX	1,434	46
Cummins	21,912	2,892
Deere	23,519	1,928
Delta Air Lines	50,378	1,821
FedEx	224	36
Flowserve	22,028	1,553
Fluor	5,911	395
Generac Holdings*	19,671	797
General Electric	215,836	5,530
IHS, Cl A*	64	8
Joy Global	19,374	1,057
Kansas City Southern	22,875	2,772
Norfolk Southern	17,308	1,932
Pall	4,222	353
Parker Hannifin	6,102	697
Precision Castparts	7,071	1,675
Quanta Services*	22,312	810
Union Pacific	28,834	3,126
United Technologies	2,323	245
URS	102	6
Valmont Industries	1,500	202
WW Grainger	7,071	1,779

		34,131

Information Technology — 17.6%
Activision Blizzard	9,195	191
Adobe Systems*	36,531	2,528
Alliance Data Systems*	12,321	3,059
Apple	62,221	6,269

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Concluded)

September 30, 2014

Description	Shares	Market Value ($ Thousands)
Applied Materials	315,963	$6,828
Autodesk*	24,669	1,359
Automatic Data Processing	4,681	389
Cisco Systems	233,831	5,885
EMC	38,693	1,132
Equinix*	3,614	768
Facebook, Cl A*	78,133	6,175
Google, Cl A*	282	166
Google, Cl C*	9,335	5,390
Intel	11,456	399
International Business Machines	10,423	1,978
Intuit	11,781	1,033
Lam Research	17,765	1,327
LinkedIn, Cl A*	11,425	2,374
Mastercard, Cl A	42,092	3,111
Micron Technology*	47,426	1,625
Microsoft	105,568	4,894
Oracle	9,616	368
Qlik Technologies*	13,900	376
Salesforce.com*	54,792	3,152
Symantec	982	23
Teradata*	2,906	122
Texas Instruments	58,638	2,796
Twitter*	11,881	613
Visa, Cl A	9,663	2,062
VMware, Cl A*	13,605	1,277
Western Digital	7,209	701
Yahoo!*	92,613	3,774

		72,144

Materials — 3.2%
Ball	31,254	1,977
Dow Chemical	59,997	3,146
E.I. du Pont de Nemours	2,731	196
Ecolab	16,155	1,855
International Flavors & Fragrances	5,702	547
PPG Industries	9,418	1,853
Reliance Steel & Aluminum	32,032	2,191
Rock-Tenn, Cl A	6,782	323
Sherwin-Williams	4,921	1,078
Vulcan Materials	947	57

		13,223

Telecommunication Services — 1.2%
CenturyLink	554	23
SoftBank ADR	14,130	494
Verizon Communications	90,787	4,538

		5,055

Utilities — 0.4%
NextEra Energy	18,968	1,781
Northeast Utilities	406	18

		1,799

		343,528

Total Common Stock (Cost $340,045) ($ Thousands)		394,349

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% **†	9,392,046	9,392

Total Cash Equivalent (Cost $9,392) ($ Thousands)		9,392

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.040%, 03/05/2015 (A)(B)	$650	$650

Total U.S. Treasury Obligation (Cost $650) ($ Thousands)		650

Total Investments — 98.7% (Cost $350,087) ($ Thousands) ††		$404,391

The the open futures contracts held by the Fund at September 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index EMINI	13	Dec-2014	$(16)
S&P Mid 400 Index E-MINI	1	Dec-2014	(5)

			$(21)

For the period ended September 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The futures contracts are considered to have equity risk associated with them.

Percentages are based on a Net Assets of $409,714 ($ Thousands).

‡	Real Estate Investment Trust

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2014.

†	Investment in Affiliated Security.

††	At September 30, 2014, the tax basis cost of the Fund’s investments was $350,087 ($ Thousands), and the unrealized appreciation and depreciation were $58,798 ($ Thousands) and $(4,494) ($ Thousands), respectively.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral for open futures contracts.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the inputs used as of September 30, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$394,349	$—	$—	$394,349
Cash Equivalent	9,392	—	—	9,392
U.S. Treasury Obligation	—	650	—	650

Total Investments in Securities	$403,741	$650	$—	$404,391

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(21)	$—	$—	$(21)

Total Other Financial Instruments	$(21)	$—	$—	$(21)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended September 30, 2014, there were no transfers between Level 2 and Level 1 assets and liabilities.

For the period ended September 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 43.7%

Agency Mortgage-Backed Obligations — 35.8%
FHLMC
6.500%, 09/01/2039	$138	$156
5.500%, 12/01/2036	169	188
5.500%, 08/01/2038	135	150
5.500%, 11/01/2038	138	154
5.500%, 12/01/2038	654	732
5.000%, 12/01/2020	336	360
5.000%, 05/01/2022	138	148
5.000%, 04/01/2024	138	150
5.000%, 08/01/2038	41	45
5.000%, 03/01/2039	39	43
5.000%, 02/01/2040	560	620
4.000%, 09/01/2040	144	152
4.000%, 04/01/2043	189	200
4.000%, 06/01/2043	98	103
4.000%, 06/01/2043	97	103
4.000%, 07/01/2043	92	98
4.000%, 07/01/2043	92	98
4.000%, 08/01/2043	95	100
3.993%, 07/01/2040(A)	339	361
3.500%, 08/01/2033	93	97
3.500%, 10/15/2041	1,400	1,429
3.500%, 11/01/2042	187	191
3.500%, 01/01/2043	192	196
3.500%, 02/01/2043	95	98
3.500%, 04/01/2043	95	97
3.500%, 05/01/2043	362	371
3.500%, 05/01/2043	976	997
3.500%, 06/01/2043	936	957
3.500%, 07/01/2043	977	998
2.500%, 10/15/2027	1,000	1,006
FHLMC, Ser 2011-3947, Cl SG, IO
5.796%, 10/15/2041(A)	781	144
FHLMC, Ser 2012-4073, Cl MF
0.604%, 08/15/2039(A)	399	402
FHLMC, Ser 2012-4099, Cl ST, IO
5.846%, 08/15/2042(A)	260	58
FHLMC, Ser 2014-326, Cl F2
0.704%, 03/15/2044(A)	584	588
FHLMC, Ser 2014-4310, Cl SA, IO
5.796%, 02/15/2044(A)	99	22
FHLMC, Ser 2014-4335, Cl SW, IO
5.846%, 05/15/2044(A)	99	22
FHLMC CMO, Ser 2005-2990, Cl UZ
5.750%, 06/15/2035	852	913
FHLMC CMO, Ser 2007-3349, Cl AS, IO
6.346%, 07/15/2037(A)	1,104	185
FHLMC CMO, Ser 2009-3558, Cl G
4.000%, 08/15/2024	270	291
FHLMC CMO, Ser 2012-274, Cl F1
0.654%, 08/15/2042(A)	450	454
FHLMC CMO, Ser 2012-279, Cl F6
0.604%, 09/15/2042(A)	436	434
FHLMC CMO, Ser 2012-4013, Cl AI, IO 4.000%, 02/15/2039	561	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	$451	$51
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	1,037	125
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,289	178
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.896%, 08/15/2042(A)	85	19
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.996%, 11/15/2042(A)	88	18
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.096%, 09/15/2042(A)	440	80
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	920	964
FHLMC CMO, Ser 2013-4231, Cl FB
0.604%, 07/15/2038(A)	561	565
FHLMC CMO, Ser K038
3.389%, 03/25/2024	114	118
FHLMC Multifamily Structured Pass-Through Certificates, Ser K715, Cl X1, IO
1.314%, 01/25/2021(A)	3,258	199
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSMC, Cl A2
2.615%, 01/25/2023	500	488
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K021, Cl X1, IO
1.641%, 06/25/2022(A)	553	51
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K024, Cl X1, IO
1.021%, 09/25/2022(A)	277	16
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.355%, 02/25/2024(A)	1,040	1,033
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
1.805%, 04/25/2024(A)	340	330
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
2.557%, 08/25/2024(A)	360	361
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M2
2.657%, 08/25/2024(A)	250	251
FNMA
7.000%, 11/01/2037	11	13
7.000%, 11/01/2037	3	3
7.000%, 12/01/2037	6	7
7.000%, 02/01/2038	8	9
7.000%, 09/01/2038	4	4
7.000%, 11/01/2038	49	57

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.000%, 11/01/2038	$4	$4
7.000%, 11/01/2038	15	18
7.000%, 11/01/2038	9	11
6.500%, 08/01/2017	94	99
6.500%, 01/01/2038	232	256
6.500%, 05/01/2040	639	723
6.000%, 07/01/2037	116	132
6.000%, 09/01/2037	156	176
6.000%, 11/01/2038	267	301
5.913%, 10/01/2017	466	515
5.500%, 09/01/2034	698	783
5.500%, 02/01/2035	415	465
5.478%, 06/01/2017	2,079	2,252
5.000%, 01/01/2021	277	295
5.000%, 11/01/2025	187	206
5.000%, 06/01/2035	213	235
5.000%, 02/01/2036	361	399
5.000%, 03/01/2040	274	302
5.000%, 06/01/2040	485	537
5.000%, 06/01/2040	55	60
5.000%, 06/01/2040	616	682
4.603%, 04/01/2020	1,342	1,477
4.514%, 12/01/2019	939	1,036
4.501%, 01/01/2020	743	812
4.500%, 09/01/2043	193	212
4.500%, 10/01/2043	194	212
4.500%, 11/01/2043	97	106
4.500%, 12/01/2043	97	107
4.500%, 01/01/2044	97	106
4.377%, 11/01/2019	510	554
4.000%, 06/01/2025	389	415
4.000%, 09/01/2041	645	681
4.000%, 04/01/2042	4,855	5,129
4.000%, 07/01/2042	888	939
4.000%, 05/01/2043	185	196
4.000%, 06/01/2043	177	188
4.000%, 06/01/2043	94	99
4.000%, 06/01/2043	92	98
4.000%, 06/01/2043	90	95
4.000%, 06/01/2043	98	103
4.000%, 07/01/2043	191	202
4.000%, 07/01/2043	187	198
4.000%, 07/01/2043	89	94
4.000%, 08/01/2043	97	103
3.700%, 12/01/2020	338	360
3.694%, 01/01/2021	1,599	1,699
3.500%, 12/01/2032	1,185	1,243
3.500%, 04/01/2033	179	187
3.500%, 05/01/2033	475	499
3.500%, 08/01/2033	91	95
3.500%, 10/01/2033	92	96
3.500%, 11/01/2033	93	97
3.500%, 12/01/2033	95	99
3.500%, 12/01/2042	184	189
3.500%, 12/01/2042	91	94
3.500%, 12/01/2042	175	179
3.500%, 03/01/2043	1,116	1,145
3.500%, 04/01/2043	652	669
3.500%, 06/01/2043	957	976
3.450%, 11/01/2023	700	729
3.030%, 12/01/2021	715	735
2.740%, 06/01/2023	598	593
2.500%, 10/01/2042	986	935
2.480%, 06/01/2019	989	1,003
2.400%, 12/01/2022	250	244

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.393%, 12/01/2035(A)	$110	$118
2.325%, 03/01/2036(A)	58	62
2.260%, 12/01/2022	1,000	968
1.940%, 07/01/2019	399	400
1.857%, 05/01/2043(A)	1,968	2,010
0.646%, 11/01/2023(A)	600	600
0.626%, 12/01/2023(A)	500	504
0.606%, 01/01/2024(A)	1,000	1,008
0.516%, 01/01/2023(A)	483	488
0.506%, 01/01/2023(A)	483	482
0.496%, 01/01/2023(A)	500	500
FNMA, Ser 2010-100, Cl SD, IO
6.426%, 09/25/2040(A)	1,124	199
FNMA, Ser 2014-47, Cl AI, IO
1.867%, 08/25/2044(A)	972	70
FNMA, Ser M5, Cl SA, IO
4.723%, 01/25/2017(A)	4,056	172
FNMA, Ser M6, Cl FA
0.461%, 12/25/2017(A)	163	163
FNMA CMO, Ser 1992-1, Cl F
0.955%, 01/25/2022(A)	169	171
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	858	961
FNMA CMO, Ser 2004-90, Cl LH
5.000%, 04/25/2034	871	908
FNMA CMO, Ser 2005-22, Cl DA
5.500%, 12/25/2034	643	693
FNMA CMO, Ser 2009-86, Cl CA
4.500%, 09/25/2024	3	3
FNMA CMO, Ser 2011-44, Cl EB
3.000%, 05/25/2026	500	495
FNMA CMO, Ser 2012-108, Cl F
0.655%, 10/25/2042(A)	443	446
FNMA CMO, Ser 2012-128, Cl SL, IO
5.996%, 11/25/2042(A)	90	19
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.996%, 11/25/2042(A)	89	20
FNMA CMO, Ser 2012-74, Cl AI, IO
3.000%, 07/25/2027	1,626	199
FNMA CMO, Ser 2012-93, Cl SG, IO
5.946%, 09/25/2042(A)	339	72
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	1,256	150
FNMA CMO, Ser 2012-M11, Cl FA
0.678%, 08/25/2019(A)	164	165
FNMA CMO, Ser 2013-M7, Cl A2
2.280%, 12/27/2022	219	209
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.355%, 07/25/2024(A)	278	276
FNMA TBA
5.000%, 10/01/2036	2,000	2,207
4.500%, 10/14/2034	3,600	3,884
4.000%, 10/14/2039	3,900	4,110
4.000%, 11/12/2039	1,600	1,681
3.500%, 10/01/2040	1,400	1,472
3.500%, 11/01/2040	1,700	1,733
3.000%, 10/15/2027	2,300	2,369
2.500%, 10/15/2027	200	201
GNMA
5.500%, 02/20/2037	200	227
5.500%, 07/20/2038	109	123

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.500%, 01/15/2039	$249	$277
5.000%, 12/20/2038	89	95
5.000%, 03/15/2039	279	308
5.000%, 03/20/2039	189	203
5.000%, 07/20/2040	2,330	2,592
4.863%, 06/20/2061	1,578	1,701
4.826%, 06/20/2061	1,398	1,543
4.697%, 09/20/2061	1,362	1,474
4.650%, 12/20/2060	1,385	1,487
4.626%, 07/20/2061	1,466	1,580
4.500%, 07/20/2038	81	87
4.500%, 05/20/2040	1,337	1,456
4.500%, 01/20/2041	746	814
4.500%, 07/20/2041	289	315
4.295%, 07/20/2061	1,279	1,374
4.000%, 10/01/2039	1,500	1,591
3.500%, 10/15/2041	1,200	1,240
3.500%, 10/15/2041	1,100	1,137
2.500%, 02/20/2027	2,117	2,157
GNMA CMO, Ser 2009-108, Cl WG
4.000%, 09/20/2038	579	611
GNMA CMO, Ser 2009-31, Cl MA
4.500%, 08/20/2033	40	40
GNMA CMO, Ser 2009-86, Cl A
3.536%, 09/16/2035	104	105
GNMA CMO, Ser 2011-147, Cl A
2.174%, 07/16/2038	1,344	1,346
GNMA CMO, Ser 2012-22, Cl AB
1.661%, 03/16/2033	910	910
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	237	34
GNMA CMO, Ser 2012-77, Cl KI, IO
7.500%, 04/20/2031	133	35
GNMA CMO, Ser 2012-H18, Cl NA
0.676%, 08/20/2062 (A)	339	340
GNMA CMO, Ser 2013-H21, Cl FB
0.856%, 09/20/2063 (A)	739	748
GNMA, Ser 85, Cl IA, IO
0.834%, 03/16/2047 (A)	3,949	248
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	350	360
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	324	329

		109,505

Non-Agency Mortgage-Backed Obligations — 7.9%
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/2027(B)	249	250
American Home Mortgage Investment Trust, Ser 2004-4, Cl 1A1
0.495%, 02/25/2045(A)	329	317
American Home Mortgage Investment Trust, Ser 2005-1, Cl 7A1
2.331%, 06/25/2045(A)	285	287
Banc of America Commercial Mortgage Trust, Ser 2006-1, Cl A4
5.372%, 09/10/2045(A)	200	208

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Commercial Mortgage Trust, Ser 2006-2, Cl AJ
5.955%, 05/10/2045(A)	$710	$748
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	240	257
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (B)(C)	140	139
Banc of America Mortgage Trust, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	52	54
Banc of America Mortgage Trust, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	94	99
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.345%, 05/26/2036 (A)(B)	288	273
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.795%, 07/25/2034(A)	215	206
Bear Stearns ALT-A Trust, Ser 2004-7, Cl 2A1
2.468%, 08/25/2034(A)	248	252
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	268	274
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	110	122
CAM Mortgage Trust, Ser 2014-1, Cl A
3.352%, 12/15/2053(B)	11	11
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (B)(C)	93	90
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047(A)	70	76
Commercial Mortgage Pass- Through Certificates, Ser 2005-C6, Cl A5A
5.116%, 06/10/2044(A)	342	348
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	10	10
Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.093%, 11/17/2026 (A)(B)	89	89
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031(B)	100	101
Commercial Mortgage Pass-Through Certificates, Ser 2014-LC15, Cl XA, IO
1.592%, 04/10/2047(A)	2,029	173

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commercial Mortgage Trust, Ser 2013-CC13, Cl XA, IO
1.179%, 12/10/2023(A)	$1,732	$104
Commercial Mortgage Trust, Ser 2013-CR11, Cl AM
4.715%, 10/10/2046(A)	111	121
Commercial Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	50	53
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	50	52
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(A)	20	21
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.255%, 10/10/2046(A)	10	11
Commercial Mortgage Trust, Ser 2014-277P, Cl A
3.732%, 08/10/2049 (A)(B)	260	265
Commercial Mortgage Trust, Ser 2014-PAT
0.950%, 08/13/2027 (A)(B)	116	116
Commercial Mortgage Trust, Ser 2014-TWC, Cl A
1.006%, 02/13/2032 (A)(B)	100	100
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	450	483
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038(A)	300	306
CSMC, Ser 2010-11R, Cl A6
1.156%, 06/28/2047 (A)(B)	362	347
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037	120	124
CSMC Trust, Ser 2014-SURF, Cl B
1.460%, 02/15/2029 (A)(B)	200	200
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A)(B)	97	97
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (A)(B)	153	154
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2006-PR1, Cl 3AF1
0.434%, 04/15/2036 (A)(B)	687	648
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018(B)	59	60
GMAC Commercial Mortgage Securities Trust, Ser 2004-C2, Cl A4
5.301%, 08/10/2038(A)	3	3
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl AM
5.290%, 11/10/2045(A)	300	313
GS Mortgage Securities Trust, Ser 2013-GC16, Cl AS
4.649%, 11/10/2046	110	119
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(A)	90	98

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.056%, 07/15/2029 (A)(B)	$205	$205
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
0.825%, 01/25/2035(A)	689	665
Homestar Mortgage Acceptance, Ser 2004-6, Cl M3
1.255%, 01/25/2035(A)	1,270	1,239
Impac CMB Trust, Ser 2004-6, Cl 1A2
0.935%, 10/25/2034(A)	108	100
Impac CMB Trust, Ser 2007-A, Cl M1
0.555%, 05/25/2037(A)	786	742
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.405%, 04/25/2037(A)	207	192
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	120	127
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045	210	225
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.251%, 11/15/2045(A)	50	53
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.050%, 01/15/2047(A)	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.714%, 09/15/2047(A)	110	110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	10	11
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A2
2.585%, 02/25/2035(A)	128	129
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
6.101%, 07/15/2044(A)	340	375
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl A4
5.372%, 09/15/2039	103	110
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.370%, 09/15/2045(A)	230	259
Lehman Brothers Small Balance Commercial, Ser 2A, Cl 1A
0.405%, 09/25/2030 (A)(B)	288	271
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	104	107
MASTR Asset Securitization Trust, Ser 2003-11, Cl 8A1
5.500%, 12/25/2033	263	279

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MASTR Asset Securitization Trust, Ser 2003-7, Cl 1A1
5.500%, 09/25/2033	$93	$96
MASTR Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	126	142
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.462%, 11/12/2037(A)	380	392
ML-CFC Commercial Mortgage Trust, Ser 2007-8, Cl A3
6.079%, 08/12/2049(A)	200	219
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl AS
3.476%, 11/15/2045	40	40
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.218%, 07/15/2046(A)	120	127
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	40	39
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	21	21
Morgan Stanley Capital I, Ser 2006- T23, Cl A4
5.984%, 08/12/2041(A)	240	256
Morgan Stanley Capital I, Ser 2007- IQ14, Cl A4
5.692%, 04/15/2049(A)	35	38
Morgan Stanley Capital I, Ser 2014- CPT, Cl AM
3.516%, 07/13/2029 (A)(B)	600	614
Morgan Stanley Capital I, Ser 2014- CPT, Cl B
3.560%, 07/13/2029 (A)(B)	510	519
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051(B)	83	83
Morgan Stanley Re-Remic Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049(B)	193	194
MortgageIT Trust, Ser 2005-3, Cl A1
0.455%, 08/25/2035(A)	640	608
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	147	149
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	124	126
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.355%, 08/25/2029 (A)(B)	63	62
NorthStar Mortgage Trust, Ser 2013-1A, Cl A
2.006%, 08/25/2029 (A)(B)	237	237

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ores, Ser 2013-LV2, Cl A
3.081%, 09/25/2025(B)	$83	$83
RALI Trust, Ser 2003-QS13, Cl A5
0.805%, 07/25/2033(A)	95	89
RALI Trust, Ser 2004-QS5, Cl A1
4.600%, 04/25/2034	128	131
Residential Asset Securitization Trust, Ser 2003-A7, Cl A12
5.500%, 07/25/2033	246	265
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 4A
2.462%, 12/25/2034(A)	119	119
Sequoia Mortgage Trust, Ser 2004- 11, Cl A1
0.454%, 12/20/2034(A)	367	352
Sequoia Mortgage Trust, Ser 2004- 5, Cl A2
0.674%, 06/20/2034(A)	168	165
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A)(B)	250	253
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A)(B)	93	93
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A)(B)	234	234
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058 (A)(B)	103	101
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/2065 (A)(B)	249	254
Springleaf Mortgage Loan Trust, Ser 2013-3A, Cl A
1.870%, 09/25/2057 (A)(B)	366	365
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004- 3AC, Cl A2
2.390%, 03/25/2034(A)	399	405
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.795%, 09/25/2043(A)	204	197
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.244%, 04/25/2045(A)	290	293
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.474%, 05/10/2045 (A)(B)	1,429	174
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030(B)	116	116
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	75
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.926%, 05/10/2063 (A)(B)	484	40
Vendee Mortgage Trust, Ser 2003-2, Cl Z
5.000%, 05/15/2033	773	866

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Vericrest Opportunity Loan Transferee, Ser 2013-NPL5
3.625%, 04/25/2055	$94	$95
Vericrest Opportunity Loan Transferee, Ser 2013-NPL7
3.625%, 11/25/2053	134	134
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	70	75
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR8, Cl 2A1A
0.445%, 07/25/2045(A)	345	329
Wells Fargo, Ser 2005-AR3, Cl 1A1
2.619%, 03/25/2035(A)	246	251
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl XA, IO
1.655%, 08/15/2050(A)	2,636	240
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.733%, 06/15/2045 (A)(B)	1,307	118
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	158
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.603%, 05/15/2045 (A)(B)	1,435	120
WFRBS Commercial Mortgage Trust, Ser 2014-C23
4.377%, 10/14/2057	130	134
3.850%, 10/14/2057	150	143
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.729%, 10/15/2057(A)	4,230	203
WFRBS Commercial Mortgage Trust, Ser C10, Cl XA, IO
1.952%, 12/15/2045 (A)(B)	1,286	130

		24,172

Total Mortgage-Backed Securities (Cost $131,649) ($ Thousands)		133,677

CORPORATE OBLIGATIONS — 20.8%

Consumer Discretionary — 1.5%
21st Century Fox America
9.500%, 07/15/2024	80	109
5.300%, 12/15/2014	510	515
American Honda Finance
2.250%, 08/15/2019	50	50
1.000%, 08/11/2015(B)	490	493
Bed Bath & Beyond
3.749%, 08/01/2024	37	37
CBS
3.700%, 08/15/2024	94	93
Daimler Finance North America
2.250%, 07/31/2019(B)	200	198
Ford Motor Credit
8.125%, 01/15/2020	340	425
5.875%, 08/02/2021	230	265
3.000%, 06/12/2017	200	206
1.684%, 09/08/2017	200	199
Historic TW
6.625%, 05/15/2029	50	62
Hyundai Capital America
1.625%, 10/02/2015(B)	180	181

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Johnson Controls
3.625%, 07/02/2024	$23	$23
Macy’s Retail Holdings
2.875%, 02/15/2023	33	31
NBC Universal Media
2.875%, 01/15/2023	100	98
Nissan Motor Acceptance
1.800%, 03/15/2018(B)	102	102
TCI Communications
8.750%, 08/01/2015	536	572
7.875%, 02/15/2026	240	330
Time Warner
4.750%, 03/29/2021	50	55
Time Warner Cable
5.000%, 02/01/2020	350	389
Viacom
4.250%, 09/01/2023	90	93
Walt Disney
0.450%, 12/01/2015	13	13

		4,539

Consumer Staples — 1.4%
Bunge Finance
8.500%, 06/15/2019	60	74
ConAgra Foods
2.100%, 03/15/2018	12	12
1.300%, 01/25/2016	10	10
CVS Health
4.125%, 05/15/2021	300	321
Kimberly-Clark
6.125%, 08/01/2017	140	158
Kraft Foods Group
5.375%, 02/10/2020	86	97
3.500%, 06/06/2022	290	294
Kroger
8.000%, 09/15/2029	40	53
4.000%, 02/01/2024	260	267
3.900%, 10/01/2015	660	682
Mondelez International
5.375%, 02/10/2020	184	209
4.000%, 02/01/2024	300	307
PepsiCo
3.000%, 08/25/2021	290	295
2.750%, 03/05/2022	80	79
2.500%, 05/10/2016	280	288
1.250%, 08/13/2017	52	52
0.700%, 08/13/2015	250	251
Sysco
3.000%, 10/02/2021	9	9
Tyson Foods
3.950%, 08/15/2024	87	87
Wal-Mart Stores
4.250%, 04/15/2021	210	231
3.300%, 04/22/2024	38	38
WM Wrigley Jr
2.900%, 10/21/2019(B)	360	365
2.400%, 10/21/2018(B)	140	141

		4,320

Energy — 1.5%
Anadarko Holding
7.150%, 05/15/2028	80	102
Anadarko Petroleum
6.375%, 09/15/2017	390	442
5.950%, 09/15/2016	40	44

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Apache
3.625%, 02/01/2021	$60	$62
3.250%, 04/15/2022	333	334
Baker Hughes
3.200%, 08/15/2021	90	92
Cameron International
4.000%, 12/15/2023	10	10
Canadian Natural Resources
3.450%, 11/15/2021	60	62
Chevron
3.191%, 06/24/2023	33	33
2.355%, 12/05/2022	55	52
ConocoPhillips
6.000%, 01/15/2020	230	271
Continental Resources
3.800%, 06/01/2024	30	29
Devon Energy
6.300%, 01/15/2019	320	370
3.250%, 05/15/2022	38	38
1.875%, 05/15/2017	80	81
Ecopetrol
4.125%, 01/16/2025	30	29
Enterprise Products Operating
3.900%, 02/15/2024	42	43
EOG Resources
2.625%, 03/15/2023	26	25
Halliburton
3.500%, 08/01/2023	107	109
Hess
8.125%, 02/15/2019	180	222
7.875%, 10/01/2029	70	95
Magellan Midstream Partners
4.250%, 02/01/2021	70	76
Marathon Oil
6.000%, 10/01/2017	56	63
0.900%, 11/01/2015	66	66
Nabors Industries
4.625%, 09/15/2021	60	64
National Oilwell Varco
1.350%, 12/01/2017	18	18
NextEra Energy Capital Holdings
1.200%, 06/01/2015	29	29
Noble Energy
4.150%, 12/15/2021	290	307
Occidental Petroleum
3.125%, 02/15/2022	110	111
2.700%, 02/15/2023	67	64
Petrodrill Five
4.390%, 04/15/2016	225	230
Petrodrill Four
4.240%, 01/15/2016	243	248
Plains All American Pipeline
3.600%, 11/01/2024	55	54
Sinopec Group Overseas Development
4.375%, 04/10/2024(B)	290	298
Spectra Energy Capital
5.650%, 03/01/2020	133	148
Spectra Energy Partners
2.950%, 09/25/2018	23	24
Texas Eastern Transmission
2.800%, 10/15/2022(B)	92	87

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tosco
7.800%, 01/01/2027	$50	$69
Total Capital Canada
2.750%, 07/15/2023	56	54
TransCanada PipeLines
3.750%, 10/16/2023	50	51
2.500%, 08/01/2022	40	38
Transocean
6.375%, 12/15/2021	10	11

		4,655

Financials — 9.2%
Allstate
3.150%, 06/15/2023	28	28
American Express
2.650%, 12/02/2022	425	410
American International Group
4.125%, 02/15/2024	59	61
2.300%, 07/16/2019	15	15
American Tower‡
3.500%, 01/31/2023	50	47
American Tower Trust I‡
1.551%, 03/15/2018(B)	50	49
Aon
3.500%, 06/14/2024	45	44
Arden Realty LP‡
5.250%, 03/01/2015	664	669
Bank of America
10.200%, 07/15/2015	264	283
7.625%, 06/01/2019	75	91
6.875%, 04/25/2018	390	450
5.625%, 07/01/2020	280	316
5.420%, 03/15/2017	200	217
5.000%, 05/13/2021	360	395
5.000%, 01/21/2044	370	390
4.200%, 08/26/2024	210	208
4.125%, 01/22/2024	370	377
4.100%, 07/24/2023	280	286
4.000%, 04/01/2024	460	465
3.300%, 01/11/2023	60	58
2.600%, 01/15/2019	170	170
Bank of Montreal
2.550%, 11/06/2022	145	140
1.400%, 09/11/2017	86	86
Bank of New York Mellon
4.600%, 01/15/2020	136	150
Bank of Nova Scotia
1.375%, 12/18/2017	200	198
Barrick North America Finance
4.400%, 05/30/2021	90	91
BB&T
6.850%, 04/30/2019	240	287
2.250%, 02/01/2019	60	60
1.600%, 08/15/2017	56	56
Bear Stearns
7.250%, 02/01/2018	140	163
Berkshire Hathaway Finance
3.000%, 05/15/2022	154	154
BlackRock
3.500%, 03/18/2024	25	25
3.375%, 06/01/2022	33	34
Blackstone Holdings Finance
4.750%, 02/15/2023(B)	66	72

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	$35	$35
Capital One Bank USA
3.375%, 02/15/2023	300	294
Caterpillar Financial Services
2.850%, 06/01/2022	53	53
1.250%, 11/06/2017	43	43
Citigroup
6.125%, 11/21/2017	815	919
6.010%, 01/15/2015	108	110
5.500%, 09/13/2025	196	213
5.375%, 08/09/2020	78	88
5.300%, 05/06/2044	60	62
4.050%, 07/30/2022	40	41
3.500%, 05/15/2023	120	115
CME Group
3.000%, 09/15/2022	80	80
CNA Financial
5.875%, 08/15/2020	332	379
Credit Suisse NY
3.625%, 09/09/2024	250	247
2.300%, 05/28/2019	310	307
Duke Realty‡
3.875%, 02/15/2021	84	87
ERAC USA Finance
4.500%, 08/16/2021(B)	80	87
1.400%, 04/15/2016(B)	22	22
ERP Operating LP‡
5.375%, 08/01/2016	104	112
4.625%, 12/15/2021	104	113
Fifth Third Bancorp
2.300%, 03/01/2019	20	20
General Electric Capital
6.000%, 08/07/2019	1,629	1,900
4.650%, 10/17/2021	180	199
4.375%, 09/16/2020	10	11
2.100%, 12/11/2019	40	40
1.625%, 07/02/2015	184	186
1.000%, 12/11/2015	25	25
Goldman Sachs Group
6.150%, 04/01/2018	320	361
6.000%, 06/15/2020	480	552
5.950%, 01/18/2018	660	739
5.375%, 03/15/2020	320	356
5.350%, 01/15/2016	427	451
4.000%, 03/03/2024	480	484
HCP‡
4.250%, 11/15/2023	23	24
2.625%, 02/01/2020	145	143
Health Care‡
4.500%, 01/15/2024	77	79
HSBC Finance
6.676%, 01/15/2021	180	211
5.000%, 06/30/2015	264	273
1.625%, 01/16/2018	250	249
IntercontinentalExchange Group
4.000%, 10/15/2023	53	55
2.500%, 10/15/2018	66	67
International Lease Finance
6.750%, 09/01/2016(B)	110	119
Invesco Finance
4.000%, 01/30/2024	29	30
Jefferies Group
8.500%, 07/15/2019	86	106

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.875%, 04/15/2021	$50	$58
John Deere Capital
2.250%, 04/17/2019	60	60
1.700%, 01/15/2020	49	47
1.200%, 10/10/2017	22	22
0.950%, 06/29/2015	46	46
JPMorgan Chase
3.625%, 05/13/2024	360	358
3.375%, 05/01/2023	160	153
3.150%, 07/05/2016	100	103
KeyCorp
5.100%, 03/24/2021	72	80
Liberty Mutual Insurance
8.500%, 05/15/2025(B)	100	125
Lincoln National
8.750%, 07/01/2019	35	45
Lloyds Bank
2.300%, 11/27/2018	260	261
Marsh & McLennan
3.500%, 03/10/2025	31	30
MassMutual Global Funding II
2.500%, 10/17/2022(B)	106	102
MetLife
6.750%, 06/01/2016	290	318
1.903%, 12/15/2017	110	110
Metropolitan Life Global Funding I
1.700%, 06/29/2015(B)	213	215
1.500%, 01/10/2018(B)	100	99
Morgan Stanley
5.625%, 09/23/2019	200	225
5.500%, 01/26/2020	100	112
5.500%, 07/28/2021	280	315
Navient
3.875%, 09/10/2015	110	111
New York Life Global Funding
0.750%, 07/24/2015(B)	160	161
Nordea Bank
1.625%, 05/15/2018(B)	220	218
Novartis Capital
3.400%, 05/06/2024	40	41
Petrobras Global Finance BV
6.250%, 03/17/2024	218	228
3.250%, 03/17/2017	100	101
3.115%, 03/17/2020(A)	110	112
Petroleos Mexicanos
4.875%, 01/18/2024(B)	294	308
3.125%, 01/23/2019(B)	12	12
PNC Bank
6.875%, 04/01/2018	250	290
2.700%, 11/01/2022	260	248
Principal Life Global Funding II
2.250%, 10/15/2018(B)	127	127
1.000%, 12/11/2015(B)	37	37
ProLogis‡
6.875%, 03/15/2020	25	30
Prudential Holdings
8.695%, 12/18/2023(B)	540	683
Prudential Insurance of America
8.300%, 07/01/2025(B)	150	204
Royal Bank of Canada
2.000%, 10/01/2018	159	160
1.200%, 09/19/2017	129	128
Royal Bank of Scotland
4.650%, 06/04/2018	190	196

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($Thousands)	Market Value ($Thousands)
Royal Bank of Scotland Group
2.550%, 09/18/2015	$180	$183
Simon Property Group‡
5.650%, 02/01/2020	80	92
Skandinaviska Enskilda Banken
1.375%, 05/29/2018(B)	800	790
Standard Chartered Bank
6.400%, 09/26/2017(B)	150	168
State Street
3.700%, 11/20/2023	100	103
3.100%, 05/15/2023	36	35
SunTrust Banks
3.500%, 01/20/2017	70	73
Synchrony Financial
3.000%, 08/15/2019	120	120
Toronto-Dominion Bank
1.400%, 04/30/2018	77	76
Toyota Motor Credit
1.250%, 10/05/2017	374	372
UBS
5.875%, 12/20/2017	100	113
US Bancorp
2.950%, 07/15/2022	120	116
2.200%, 04/25/2019	350	350
Ventas Realty ‡
3.750%, 05/01/2024	24	24
Wachovia
5.750%, 02/01/2018	320	361
WEA Finance
2.700%, 09/17/2019(B)	310	311
Wells Fargo
5.625%, 12/11/2017	585	655
4.600%, 04/01/2021	480	526
3.450%, 02/13/2023	120	118
2.150%, 01/15/2019	54	54
1.500%, 01/16/2018	140	139
Wells Fargo Bank
6.000%, 11/15/2017	500	564

		28,254

Health Care — 1.5%
AbbVie
2.900%, 11/06/2022	150	143
1.750%, 11/06/2017	399	398
Actavis Funding SCS
3.850%, 06/15/2024(B)	21	20
Agilent Technologies
5.000%, 07/15/2020	320	348
Amgen
3.625%, 05/22/2024	10	10
Baxter International
5.900%, 09/01/2016	300	328
Celgene
3.625%, 05/15/2024	26	26
1.900%, 08/15/2017	50	50
Express Scripts Holding
3.500%, 06/15/2024	90	88
Forest Laboratories
5.000%, 12/15/2021(B)	65	70
Gilead Sciences
2.050%, 04/01/2019	410	407
Humana
7.200%, 06/15/2018	50	59
3.150%, 12/01/2022	240	234

Description	Face Amount ($Thousands)	Market Value ($Thousands)
Medtronic
3.125%, 03/15/2022	$190	$189
Novartis Capital
2.400%, 09/21/2022	50	48
Perrigo
2.300%, 11/08/2018(B)	220	219
Pfizer
3.000%, 06/15/2023	70	69
Quest Diagnostics
4.750%, 01/30/2020	40	43
Thermo Fisher Scientific
4.150%, 02/01/2024	66	68
2.400%, 02/01/2019	150	150
1.300%, 02/01/2017	44	44
UnitedHealth Group
4.700%, 02/15/2021	68	76
2.750%, 02/15/2023	17	17
1.875%, 11/15/2016	320	326
1.625%, 03/15/2019	200	196
WellPoint
3.500%, 08/15/2024	69	67
3.300%, 01/15/2023	36	36
3.125%, 05/15/2022	400	395
2.300%, 07/15/2018	47	47
1.250%, 09/10/2015	50	50
Wyeth
5.450%, 04/01/2017	230	255
Zoetis
3.250%, 02/01/2023	50	49
1.875%, 02/01/2018	85	84

		4,609

Industrials — 1.8%
3M
1.000%, 06/26/2017	60	60
ADT
4.125%, 06/15/2023	100	89
3.500%, 07/15/2022	30	26
American Airlines, Pass-Through Trust, Ser 2011-1
5.250%, 01/31/2021	101	109
Burlington Northern and Santa Fe Railway, Pass-Through Trusts Ser 2002-2
5.140%, 01/15/2021	650	703
Canal Barge
4.500%, 11/12/2034	918	1,047
Caterpillar
1.500%, 06/26/2017	46	46
Continental Airlines, Pass-Through Trusts, Ser 1999-1
6.545%, 02/02/2019	33	37
Continental Airlines, Pass-Through Trusts, Ser 2012-2
4.000%, 10/29/2024	51	53
CSX
3.700%, 10/30/2020	56	59
CSX Transportation
6.251%, 01/15/2023	691	814
Deere
2.600%, 06/08/2022	48	46

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Delta Air Lines, Pass-Through Trust, Ser 2012-1
4.750%, 05/07/2020	$41	$45
Eaton
2.750%, 11/02/2022	450	433
1.500%, 11/02/2017	93	93
General Electric
2.700%, 10/09/2022	42	41
0.850%, 10/09/2015	100	100
Illinois Tool Works
1.950%, 03/01/2019	19	19
Ingersoll-Rand Global Holding
2.875%, 01/15/2019	31	32
Koninklijke Philips
3.750%, 03/15/2022	80	83
Matson Navigation
5.337%, 09/04/2028	654	729
Norfolk Southern
3.850%, 01/15/2024	58	60
Penske Truck Leasing LP
4.875%, 07/11/2022(B)	72	77
Republic Services
3.550%, 06/01/2022	40	41
Ryder System
3.500%, 06/01/2017	70	74
Union Pacific
5.404%, 07/02/2025	223	245
United Parcel Service
2.450%, 10/01/2022	23	22
United Technologies
3.100%, 06/01/2022	42	42
Waste Management
7.375%, 03/11/2019	40	48
3.500%, 05/15/2024	130	130

		5,403

Information Technology — 0.5%
Apple
2.850%, 05/06/2021	91	91
2.400%, 05/03/2023	134	127
0.489%, 05/03/2018(A)	79	79
Arrow Electronics
3.000%, 03/01/2018	21	22
eBay
2.875%, 08/01/2021	40	39
2.600%, 07/15/2022	19	18
1.350%, 07/15/2017	44	44
EMC
2.650%, 06/01/2020	115	114
Hewlett-Packard
4.650%, 12/09/2021	46	50
3.750%, 12/01/2020	160	166
International Business Machines
1.625%, 05/15/2020	222	213
MasterCard
3.375%, 04/01/2024	190	191
Microsoft
3.625%, 12/15/2023	58	60
0.875%, 11/15/2017	15	15
Oracle
2.500%, 10/15/2022	121	116
2.375%, 01/15/2019	61	62
1.200%, 10/15/2017	190	188
Texas Instruments
1.650%, 08/03/2019	26	25

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.450%, 08/03/2015	$34	$34

		1,654

Materials — 0.7%
Barrick Gold
4.100%, 05/01/2023	180	173
CF Industries
7.125%, 05/01/2020	50	60
Dow Chemical
8.850%, 09/15/2021	80	106
3.000%, 11/15/2022	71	68
Ecolab
4.350%, 12/08/2021	80	87
1.450%, 12/08/2017	56	56
1.000%, 08/09/2015	38	38
Freeport-McMoRan Copper & Gold
3.550%, 03/01/2022	160	156
3.100%, 03/15/2020	50	50
2.150%, 03/01/2017	65	66
Freeport-McMoran Oil & Gas
6.875%, 02/15/2023	27	31
6.500%, 11/15/2020	26	28
Monsanto
3.375%, 07/15/2024	75	75
2.750%, 07/15/2021	62	61
Mosaic
4.250%, 11/15/2023	71	74
3.750%, 11/15/2021	70	73
Nucor
4.000%, 08/01/2023	27	28
PPG Industries
7.400%, 08/15/2019	80	96
Rio Tinto Finance USA
4.125%, 05/20/2021	550	588
1.625%, 08/21/2017	33	33
Southern Copper
3.500%, 11/08/2022	130	125
Teck Resources
4.750%, 01/15/2022	59	61

		2,133

Telecommunication Services — 1.1%
AT&T
5.500%, 02/01/2018	55	61
4.450%, 05/15/2021	40	43
3.875%, 08/15/2021	70	73
1.400%, 12/01/2017	150	149
British Telecommunications
2.350%, 02/14/2019	270	271
Cisco Systems
2.900%, 03/04/2021	16	16
COX Communications
3.250%, 12/15/2022(B)	60	58
DIRECTV Holdings
5.000%, 03/01/2021	80	89
Discovery Communications
3.300%, 05/15/2022	96	95
GTE
6.940%, 04/15/2028	120	147
Qwest
6.875%, 09/15/2033	90	90
Rogers Communications
4.100%, 10/01/2023	117	121
Thomson Reuters
1.300%, 02/23/2017	61	61
Verizon Communications
6.350%, 04/01/2019	110	128

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.150%, 09/15/2023	$930	$1,030
4.500%, 09/15/2020	95	103
4.150%, 03/15/2024	80	83
3.450%, 03/15/2021	155	157
2.625%, 02/21/2020(B)	312	308
2.450%, 11/01/2022	130	121

		3,204

Utilities — 1.6%
AGL Capital
5.250%, 08/15/2019	100	112
3.500%, 09/15/2021	70	72
American Electric Power
1.650%, 12/15/2017	10	10
American Water Capital
3.850%, 03/01/2024	60	62
Atmos Energy
8.500%, 03/15/2019	80	101
Baltimore Gas & Electric
2.800%, 08/15/2022	38	37
Berkshire Hathaway Energy
3.750%, 11/15/2023	117	120
1.100%, 05/15/2017	120	119
CenterPoint Energy Houston Electric
2.250%, 08/01/2022	70	67
CMS Energy
8.750%, 06/15/2019	40	51
Consumers Energy
5.650%, 04/15/2020	60	69
Detroit Edison
2.650%, 06/15/2022	21	21
DTE Energy
3.850%, 12/01/2023	21	22
Duke Energy
3.550%, 09/15/2021	170	176
Duke Energy Indiana
3.750%, 07/15/2020	88	94
Duke Energy Progress
2.800%, 05/15/2022	58	58
Entergy Louisiana
6.500%, 09/01/2018	100	116
Exelon
4.900%, 06/15/2015	400	412
FirstEnergy
4.250%, 03/15/2023	290	288
2.750%, 03/15/2018	340	341
Hydro-Quebec
8.400%, 01/15/2022	80	105
Kansas City Power & Light
6.375%, 03/01/2018	64	72
Nevada Power
6.500%, 08/01/2018	92	107
New Valley Generation I
7.299%, 03/15/2019	804	912
NextEra Energy Capital Holdings
3.625%, 06/15/2023	90	91
1.339%, 09/01/2015	13	13
Niagara Mohawk Power
3.508%, 10/01/2024(B)	28	28
Nisource Finance
3.850%, 02/15/2023	100	103
Pacific Gas & Electric
3.400%, 08/15/2024	70	69

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.450%, 08/15/2022	$26	$25
Peco Energy
1.200%, 10/15/2016	50	50
PPL Capital Funding
4.200%, 06/15/2022	40	43
PSEG Power
5.125%, 04/15/2020	110	122
2.450%, 11/15/2018	44	44
Public Service of New Hampshire
3.500%, 11/01/2023	12	12
Public Service of Oklahoma
5.150%, 12/01/2019	150	167
San Diego Gas & Electric
6.000%, 06/01/2026	56	70
Sempra Energy
6.150%, 06/15/2018	120	137
Southern
2.150%, 09/01/2019	44	44
Virginia Electric and Power
3.450%, 02/15/2024	32	32
Wisconsin Electric Power
1.700%, 06/15/2018	100	99
Xcel Energy
0.750%, 05/09/2016	35	35

		4,728

Total Corporate Obligations (Cost $61,995) ($ Thousands)		63,499

ASSET-BACKED SECURITIES — 9.5%

Automotive — 2.4%
A10 Term Asset Financing, Ser 2014-1, Cl A1
1.720%, 04/15/2033(B)	250	250
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	402	402
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	130	130
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016(B)	14	14
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl A
1.890%, 07/15/2016(B)	4	4
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017(B)	63	63
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018(B)	82	82
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl A
0.990%, 10/10/2017(B)	189	189
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018(B)	283	284

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	$3	$3
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	157	157
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	39	39
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.454%, 01/15/2021 (A)(B)	207	207
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019(B)	400	402
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.554%, 09/15/2017 (A)(B)	680	681
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017(B)	29	30
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	68	68
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	350	351
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	250	250
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.584%, 11/20/2015(A)	163	163
CarFinance Capital Auto Trust, Ser 2014-2A
1.440%, 11/16/2020(B)	586	583
CarFinance Capital Auto Trust, Ser 2013-2A, Cl A
1.750%, 11/15/2017(B)	50	50
CarMax Auto Owner Trust, Ser 2013-4, Cl A4
1.280%, 05/15/2019	41	41
CarMax Auto Owner Trust, Ser 2013-4, Cl A3
0.800%, 07/16/2018	46	46
CarNow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017(B)	141	141
CarNow Auto Receivables Trust, Ser 2013-1A, Cl A
1.160%, 10/16/2017(B)	35	34
CPS Auto Receivable Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018(B)	81	81
CPS Auto Receivable Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018(B)	178	179
CPS Auto Receivable Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018(B)	137	137

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CPS Auto Receivable Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020(B)	$172	$172
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018(B)	160	160
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019(B)	275	274
Credit Acceptance Auto Loan Trust, Ser 2014-2A, Cl A
1.880%, 03/15/2022(B)	310	310
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017(B)	44	45
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018(B)	97	98
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018(B)	82	81
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/2017(B)	99	99
Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 10/16/2017	140	141
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018(B)	16	16
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/2019(B)	220	221
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018(B)	109	109
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.534%, 01/15/2018(A)	100	100
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	164	164
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	38	38
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A2
0.490%, 06/15/2015	39	38
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018(B)	24	24
Tidewater Auto Receivables Trust, Ser 2014-A, Cl A3
1.400%, 07/15/2018(B)	117	117
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	37	37
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	17	17
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	52	52

		7,374

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Card — 0.1%
Citibank Credit Card Issuance Trust, Ser 2006-A8, Cl A8
0.274%, 12/17/2018(A)	$300	$299

		299

Home — 1.4%
Ameriquest Mortgage Securities, Ser 2003-9, Cl AV1
0.915%, 09/25/2033(A)	153	147
Argent Securities, Ser 2004-W5, Cl AV2
1.195%, 04/25/2034(A)	321	304
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/2037	251	265
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-BO1, Cl M5
1.555%, 10/25/2034(A)	290	284
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE10, Cl M1
1.130%, 12/25/2034(A)	708	664
Centex Home Equity, Ser 2005-C, Cl AF5
5.048%, 06/25/2035	422	424
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	300	312
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl AF6
5.030%, 07/25/2035(A)	143	146
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.294%, 07/15/2036(A)	92	83
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
2.155%, 07/25/2034 (A)(B)	390	397
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.875%, 10/25/2033 (A)(B)	146	138
New Residential Advance Receivables Trust, Ser 2014-T1, Cl A1
1.274%, 03/15/2045(B)	135	135
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
1.805%, 03/25/2035(A)	430	422
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A2C
1.215%, 12/25/2033(A)	213	200
Truman Capital Mortgage Loan Trust, Ser 2014-NPL3
3.250%, 04/25/2053(B)	124	124
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2
3.250%, 06/25/2054(B)	124	124
Truman Capital Mortgage Loan Trust, Ser 2014-NPL1
3.228%, 07/25/2053(B)	145	144

		4,313

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 5.6%
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.956%, 12/26/2044 (A)(B)	$150	$150
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.955%, 12/27/2022 (A)(B)	92	93
AXIS Equipment Finance Receivables II, Ser 2013-1A, Cl A
1.750%, 03/20/2017(B)	97	98
Brazos Higher Education Authority, Ser 2005-2, Cl A10
0.354%, 12/26/2019(A)	1,073	1,071
Consumers Funding, Ser 2001-1, Cl A6
5.760%, 10/20/2016	778	799
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
1.405%, 10/25/2047(A)	318	281
Educational Funding of the South, Ser 2011-1, Cl A2
0.884%, 04/25/2035(A)	1,160	1,162
Fortress Opportunities, Ser 2013- 1A, Cl A1N
3.960%, 10/25/2033 (B)(C)	98	99
Fortress Opportunities, Ser 2013- 1A, Cl AR
4.210%, 10/25/2018 (B)(C)	59	59
GCAT Trust, Ser 2014-1A
3.228%, 07/31/2019 (A)(B)	158	158
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044(B)	88	89
GMAT Trust, Ser 2013-1A, Cl A
3.967%, 11/25/2043(B)	173	174
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046(B)	214	214
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl A2
1.147%, 05/16/2044(B)	385	385
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046(B)	135	135
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045(B)	100	101
HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047(B)	111	112
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl AT1
1.244%, 01/17/2045(B)	100	100
John Deere Owner Trust, Ser 2013- A, Cl A2
0.410%, 09/15/2015	49	49

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Long Beach Mortgage Loan Trust, Ser 2003-4, Cl AV1
0.775%, 08/25/2033(A)	$319	$296
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
0.455%, 05/25/2037 (A)(B)	434	404
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A2
0.755%, 05/25/2037 (A)(B)	440	385
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045(B)	100	100
Navitas Equipment Receivables, Ser 2013-1, Cl A
1.950%, 11/15/2016(B)	58	58
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043(B)	468	467
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A)(B)(C)	150	150
OnDeck Asset Securitization Trust, Ser 2014-1A, Cl A
3.150%, 05/17/2018(B)	117	117
OneMain Financial Issuance Trust, Ser 2014-2A, Cl A
2.470%, 09/18/2024(B)	226	226
SCFT Trust, Ser 2014-AA
4.590%, 10/25/2027(B)	100	100
SCFT Trust, Ser 2014-AA
2.680%, 05/25/2023(B)	400	400
SLM Student Loan Trust, Ser 2003- 4, Cl B
0.884%, 06/15/2038(A)	535	503
SLM Student Loan Trust, Ser 2013- A, Cl A1
0.754%, 08/15/2022 (A)(B)	230	231
SLM Student Loan Trust, Ser 2002- A, Cl A2
0.784%, 12/16/2030(A)	671	662
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.384%, 10/25/2029(A)	480	467
SLM Student Loan Trust, Ser 2005-6, Cl B
0.524%, 01/25/2044(A)	1,171	1,053
SLM Student Loan Trust, Ser 2005-5, Cl B
0.484%, 10/25/2040(A)	662	595
SMB Private Education Loan Trust, Ser 2014-A, Cl A1
0.654%, 09/15/2021 (A)(B)	1,480	1,480
Springleaf Funding Trust, Ser 2013- BA, Cl A
3.920%, 01/16/2023(B)	150	154
Springleaf Funding Trust, Ser 2014- AA, Cl A
2.410%, 12/15/2022(B)	467	466
Springleaf Funding Trust, Ser 2013- AA, Cl A
2.580%, 09/15/2021(B)	400	403
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059(B)	196	196

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Asset Securities, Ser 1998-2, Cl A
0.675%, 02/25/2028(A)	$261	$257
Trade Maps, Ser 2013-1A, Cl A
0.854%, 12/10/2018 (A)(B)	760	762
US Residential Opportunity Fund Trust, Ser 2014-1A
3.466%, 03/25/2034(B)	68	68
Vericrest Opportunity Loan Transferee, Ser 2014-NPL5
3.228%, 09/25/2058	183	182
Vericrest Opportunity Loan Transferee, Ser 2014-NPL2, Cl A1
3.625%, 11/25/2053(B)	132	133
Vericrest Opportunity Loan Transferee, Ser 2014-NPL4
3.125%, 04/27/2054	398	398
Vericrest Opportunity Loan Transferee, Ser 2014-NPL6
3.125%, 09/25/2043	211	211
Vericrest Opportunity Loan Transferee, Ser 2013-NPL3, Cl A1
4.250%, 04/25/2053(B)	148	149
Vericrest Opportunity Loan Transferee, Ser 2014-NPL1
3.625%, 10/27/2053	131	131
Vericrest Opportunity Loan Transferee, Ser 2013-NPL4, Cl A1
3.960%, 11/25/2053(B)	47	47
Vericrest Opportunity Loan Transferee, Ser 2013-NPL6, Cl A1
3.625%, 03/25/2054(B)	158	159
Vericrest Opportunity Loan Transferee, Ser 2014-NPL3, Cl A1
3.250%, 11/25/2053(B)	356	357

		17,096

Total Asset-Backed Securities (Cost $28,750) ($ Thousands)		29,082

FOREIGN BONDS — 4.3%
African Development Bank
8.800%, 09/01/2019	80	101
America Movil
3.125%, 07/16/2022	200	194
Bank Nederlandse Gemeenten
1.000%, 11/17/2014	700	701
Barclays Bank
5.125%, 01/08/2020	100	112
BBVA US Senior SAU
4.664%, 10/09/2015	200	207
BHP Billiton Finance USA
6.500%, 04/01/2019	210	248
3.250%, 11/21/2021	140	143
2.050%, 09/30/2018	49	49
BNP Paribas
2.700%, 08/20/2018	300	306
2.375%, 09/14/2017	320	326
BP Capital Markets
3.245%, 05/06/2022	140	139
2.241%, 09/26/2018	80	80
1.375%, 11/06/2017	58	58
0.700%, 11/06/2015	200	200
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	270	273

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cooperatieve Centrale Raiffeisen- Boerenleenbank
3.375%, 01/19/2017	$310	$325
Deutsche Telekom International Finance
5.750%, 03/23/2016	290	310
Ecopetrol
4.250%, 09/18/2018	140	148
Electricite de France
2.150%, 01/22/2019	44	44
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	198
Glencore Finance Canada
5.800%, 11/15/2016	40	43
2.700%, 10/25/2017	190	193
2.050%, 10/23/2015	180	182
HSBC Holdings
4.000%, 03/30/2022	80	84
Hutchison Whampoa International 12 II
3.250%, 11/08/2022	200	197
ING Bank
2.000%, 09/25/2015	200	202
Intesa Sanpaolo
5.017%, 06/26/2024	200	195
3.125%, 01/15/2016	400	409
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	107
Macquarie Bank
5.000%, 02/22/2017	280	302
2.000%, 08/15/2016	40	41
National Australia Bank
1.250%, 03/08/2018	1,150	1,133
Nippon Telegraph & Telephone
1.400%, 07/18/2017	35	35
Petrobras Global Finance BV
4.375%, 05/20/2023	36	34
Petrobras International Finance - Pifco
7.875%, 03/15/2019	80	92
5.375%, 01/27/2021	1,160	1,172
Petroleos Mexicanos
4.875%, 01/24/2022	570	606
3.500%, 01/30/2023	260	249
Potash Corp. of Saskatchewan
4.875%, 03/30/2020	64	71
Republic of Brazil
4.250%, 01/07/2025	200	198
Santander Holdings USA
3.450%, 08/27/2018	180	188
Schlumberger Norge
4.200%, 01/15/2021	20	22
3.650%, 12/01/2023	41	42
Shell International Finance
4.375%, 03/25/2020	200	221
3.400%, 08/12/2023	70	71
1.125%, 08/21/2017	47	47
Siemens Financieringsmaatschappij
6.125%, 08/17/2026	100	124
Statoil
2.900%, 11/08/2020	15	15
2.650%, 01/15/2024	64	61

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.200%, 01/17/2018	$56	$56
1.150%, 05/15/2018	60	59
Talisman Energy
7.750%, 06/01/2019	70	85
Telefonica Emisiones SAU
5.877%, 07/15/2019	32	37
5.134%, 04/27/2020	130	143
Temasek Financial I
2.375%, 01/23/2023	250	239
Total Capital International
3.700%, 01/15/2024	42	43
1.550%, 06/28/2017	33	33
0.750%, 01/25/2016	11	11
UBS
0.750%, 03/24/2016	900	902
Vale Overseas
4.375%, 01/11/2022	915	922
Westpac Banking
4.200%, 02/27/2015	205	208

Total Foreign Bonds (Cost $13,251) ($ Thousands)		13,236

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
FHLMC
2.375%, 01/13/2022	1,090	1,084
1.250%, 10/02/2019	70	68
FICO STRIPS, PO
0.400%, 05/11/2018	340	321
FNMA
2.046%, 10/09/2019	1,190	1,055
GNMA
1.650%, 02/20/2063	500	493
0.656%, 01/20/2063(A)	469	471
0.556%, 03/20/2063(A)	1,203	1,200
0.506%, 12/20/2062(A)	1,376	1,370
Resolution Funding Corp. STRIPS
1.636%, 07/15/2020	970	850
1.370%, 10/15/2019	760	685
Tennessee Valley Authority
3.875%, 02/15/2021	790	861
1.750%, 10/15/2018	98	98

Total U.S. Government Agency Obligations (Cost $8,690) ($ Thousands)		8,556

SOVEREIGN DEBT — 1.8%
Colombia Government International Bond
5.625%, 02/26/2044	280	308
Indonesia Government International Bond
3.750%, 04/25/2022	370	356
Mexico Government International Bond
4.000%, 10/02/2023	116	120
3.500%, 01/21/2021	773	783
Poland Government International Bond
4.000%, 01/22/2024	510	524
Province of Ontario Canada
4.400%, 04/14/2020	840	931
1.100%, 10/25/2017	500	497
0.950%, 05/26/2015	160	161

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Province of Quebec Canada
2.625%, 02/13/2023	$500	$490
Russian Foreign Bond
7.500%, 03/31/2030	306	342
South Africa Government International Bond
5.875%, 09/16/2025	360	396
Turkey Government International Bond
7.000%, 03/11/2019	350	392
5.750%, 03/22/2024	210	223

Total Sovereign Debt (Cost $5,458) ($ Thousands)		5,523

MUNICIPAL BOND — 0.0%
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	25	32

Total Municipal Bond (Cost $33) ($ Thousands)		32

U.S. TREASURY OBLIGATIONS — 16.6%
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	777	831
0.625%, 01/15/2024	592	595
0.500%, 04/15/2015	969	969
0.375%, 07/15/2023	1,833	1,813
0.125%, 07/15/2024	351	337
U.S. Treasury Notes
4.625%, 11/15/2016	600	650
4.500%, 02/15/2016	2,001	2,116
4.500%, 05/15/2017	1,000	1,092
3.625%, 02/15/2021	400	436
3.500%, 02/15/2018	550	590
3.500%, 05/15/2020	400	434
3.375%, 05/15/2044	1,260	1,301
3.125%, 04/30/2017	800	845
3.125%, 05/15/2019	150	159
3.125%, 05/15/2021	500	530
2.750%, 05/31/2017	500	524
2.625%, 08/15/2020	200	207
2.625%, 11/15/2020	100	103
2.125%, 08/31/2020	2,065	2,076
2.125%, 01/31/2021	410	410
2.000%, 04/30/2016	2,000	2,050
1.875%, 06/30/2020	3,320	3,301
1.750%, 05/31/2016	1,000	1,022
1.750%, 05/15/2023	760	720
1.625%, 03/31/2019	20	20
1.625%, 06/30/2019	120	119
1.500%, 08/31/2018	760	760
1.500%, 01/31/2019	380	378
1.500%, 02/28/2019	350	348
1.500%, 05/31/2019	60	59
1.375%, 05/31/2020	3,120	3,022
0.875%, 04/15/2017	60	60
0.750%, 03/15/2017	310	309
0.750%, 06/30/2017	1,200	1,192
0.750%, 02/28/2018	100	98
0.625%, 10/15/2016	300	300
0.250%, 10/31/2015	40	40
U.S. Treasury STRIPS
3.116%, 08/15/2031	100	59
2.652%, 11/15/2024	50	38
2.587%, 02/15/2023	1,400	1,132

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
2.561%, 11/15/2021	$1,750	$1,481
2.506%, 05/15/2022	200	166
2.501%, 11/15/2022	300	245
2.492%, 05/15/2023	1,350	1,082
2.467%, 02/15/2022	2,745	2,302
2.401%, 08/15/2021	2,300	1,963
1.632%, 05/15/2021	880	758
1.626%, 05/15/2019	2,100	1,933
1.377%, 08/15/2018	600	565
1.325%, 02/15/2021	945	822
1.243%, 02/15/2020	1,951	1,754
1.169%, 05/15/2018	1,400	1,329
1.108%, 08/15/2020	801	708
1.055%, 11/15/2019(D)	801	726
0.951%, 05/15/2020	440	392
0.942%, 08/15/2017	2,000	1,939
0.847%, 02/15/2017	200	196
0.674%, 08/15/2016	1,251	1,237

Total U.S. Treasury Obligations (Cost $50,823) ($ Thousands)		50,643

REPURCHASE AGREEMENT — 5.0%
Goldman Sachs, 0.010%, dated 09/30/2014, to be repurchased on 10/01/2014, repurchase price $15,200,004 (collateralized by a U.S. Government Obligation, par value $15,630,000, 1.660%, 12/10/18, with a total market value $15,512,775)	15,200	15,200

Total Repurchase Agreement (Cost $15,200) ($ Thousands)		15,200

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% *†	4,222,248	4,222

Total Cash Equivalent (Cost $4,222) ($ Thousands)		4,222

Total Investments — 105.9% (Cost $320,071) ($ Thousands) ††		$323,670

The open futures contracts held by the Fund at September 30, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	43	Dec-2014	$27
90-Day Euro$	169	Dec-2016	(5)
90-Day Euro$	(48)	Jun-2018	(37)
FIN FUT US	(167)	Dec-2014	56
U.S. 2-Year Treasury Note	202	Dec-2014	(21)
U.S. 5-Year Treasury Note	(15)	Dec-2014	(5)
U.S. Long Treasury Bond	(2)	Dec-2014	1
U.S. Ultra Long Treasury Bond	1	Dec-2014	4

			$20

For the period ended September 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on a Net Assets of $305,710 ($ Thousands).

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Concluded)

September 30, 2014

‡	Real Estate Investment Trust

*	The rate reported is the 7-day effective yield as of September 30, 2014.

†	Investment in Affiliated Security.

††	At September 30, 2014, the tax basis cost of the Fund’s investments was $320,071 ($ Thousands), and the unrealized appreciation and depreciation were $5,442 ($ Thousands) and $(1,843) ($ Thousands), respectively.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2014. The date reported is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Securities considered illiquid. The total value of such securities as of September 30, 2014 was $537 ($ Thousands) and represented 0.2% of Net Assets.

(D)	Rate shown is the effective yield at time of purchase.

Cl — Class

CMBS — Commercial Mortgage-Backed Security

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PO — Principal Only

RB — Revenue Bond

Re-Remic — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

The following is a list of the inputs used as of September 30, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$133,677	$—	$133,677
Corporate Obligations	—	63,499	—	63,499
Asset-Backed Securities	—	29,082	—	29,082
Repurchase Agreement	—	15,200	—	15,200
Foreign Bonds	—	13,236	—	13,236
U.S. Government Agency Obligations	—	8,556	—	8,556
Sovereign Debt	—	5,523	—	5,523
Municipal Bond	—	32	—	32
Cash Equivalent	4,222	—	—	4,222
U.S. Treasury Obligations	—	50,643	—	50,643

Total Investments in Securities	$4,222	$319,448	$—	$323,670

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$88	$—	$—	$88
Unrealized Depreciation	(68)	—	—	(68)

Total Other Financial Instruments	$20	$—	$—	$20

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Growth Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.2%
New Covenant Growth Fund†	4,079,789	$179,755
New Covenant Income Fund†	5,159,235	118,766

Total Investment Companies (Cost $229,161) ($ Thousands)		298,521

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%*†	2,520,184	2,520

Total Cash Equivalent (Cost $2,520) ($ Thousands)		2,520

Total Investments — 100.0% (Cost $231,681) ($ Thousands)††		$301,041

Percentages are based on a Net Assets of $301,094 ($ Thousands).

*	The rate reported is the 7-day effective yield as of September 30, 2014.

†	Investment in Affiliated Security.

††	At September 30, 2014, the tax basis cost of the Fund’s investments was $231,681
($ Thousands), and the unrealized appreciation and depreciation were $72,534
($ Thousands) and $(3,174) ($ Thousands) respectively.

Cl — Class

As of September 30, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi- annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Income Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.6%
New Covenant Growth Fund†	665,344	$29,315
New Covenant Income Fund†	2,366,980	54,488

Total Investment Companies (Cost $70,924) ($ Thousands)		83,803

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%*†	396,398	396

Total Cash Equivalent (Cost $396) ($ Thousands)		396

Total Investments — 100.1% (Cost $71,320) ($ Thousands)††		$84,199

Percentages are based on a Net Assets of $84,137 ($ Thousands).

*	The rate reported is the 7-day effective yield as of September 30, 2014.

†	Investment in Affiliated Security.

††	At September 30, 2014, the tax basis cost of the Fund’s investments was
$71,320 ($ Thousands), and the unrealized appreciation and depreciation were $14,730 ($ Thousands) and $(1,851) ($ Thousands) respectively.

Cl — Class

As of September 30, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi- annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended(the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 24, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: November 24, 2014